Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of Financial income and expense [Abstract]
Interest income on bank deposits	₨ 26,025		₨ 25,168	₨ 26,463
Others	20,289		104,157	96,121
Finance income	46,314	$ 670	129,325	122,584
Interest expense on lease obligations	14,747		31,169	88,138
Bank charges (including letter of credit, bill discounting and buyer's credit charges)	97,757		92,332	93,698
Interest expense on borrowings	615,840		373,279	255,273
Finance expense	(728,344)	(10,530)	(496,780)	(437,109)
Net finance income / (expense) recognized in profit or loss	₨ (682,030)	$ (9,860)	₨ (367,455)	₨ (314,525)